Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 29, 2023
Entity Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 29, 2023
Document Effective Date	Aug. 30, 2023
Prospectus Date	Mar. 01, 2023
BNY Mellon Global Real Return Fund | Class A
Prospectus:
Trading Symbol	DRRAX
BNY Mellon Global Real Return Fund | Class C
Prospectus:
Trading Symbol	DRRCX
BNY Mellon Global Real Return Fund | Class I
Prospectus:
Trading Symbol	DRRIX
BNY Mellon Global Real Return Fund | Class Y
Prospectus:
Trading Symbol	DRRYX